MUNICIPAL INCOME TRUST III      Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS August 31, 1995

DEAR SHAREHOLDER:

MARKET SUMMARY

Bond market conditions have improved steadily since late last year. Progressive tightening of Federal Reserve Board monetary policy over the 12 months through February 1995 led to slower economic growth and caused bonds to rally. The move toward lower long-term interest rates this year reversed 1994's prevailing trend of rapidly rising rates.

Long-term municipal bond yields, as tracked by The Bond Buyer Revenue Bond Index*, moved from a high of 7.37 percent in November 1994 to 6.26 percent at the end of August 1995. This 111 basis point decline in yield corresponded to a 9 percent price increase for callable municipal bonds with 30-year maturities. Tax-exempt bonds outperformed U.S. Treasury bonds in early 1995. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from a high of 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices.

Tax reform proposals advocating the flat-tax concept were introduced in Congress in the wake of the mid-term elections. The risk of eventual passage of comprehensive changes in the tax code caused municipals to adjust in relation to Treasuries. By the end of August, the ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield had risen to 94 percent.

The pace of new-issue underwriting over the first eight months of 1995 declined 25 percent compared to the same period last year. With bond maturities and calls for redemption estimated to exceed new issues coming to market in 1995, the outstanding supply of municipal securities is expected to decline for the second year in a row. The resulting demand for tax-free securities has tended to counteract the uncertainty created by flat tax proposals.

---------------------
 * The Bond Buyer Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's and AA+ to A- by Standard & Poor's.

MUNICIPAL INCOME TRUST III

PERFORMANCE

The net asset value (NAV) of Municipal Income Trust III (TFC) rose from $9.81 to $9.91 per share during the fiscal year ended August 31, 1995. Based on this NAV change and reinvestment of tax-free dividends totaling $0.54 per share and capital gains distributions totaling $0.0736 per share, the Fund's total NAV return was 8.07 percent. Over the same period, the Fund's market price on the New York Stock Exchange declined marginally from $9.00 to $8.875 per share. Based on this stock price change and reinvestment of dividends and distributions, the Fund's total market return for the year was 5.71 percent. On August 31, 1995 the Fund had undistributed net investment income of $0.145 per share, an increase of $0.06 per share during the fiscal year. This dividend reserve or "cushion" has been accumulated to better sustain future dividends. The Fund's market price began the period trading at an eight percent discount to NAV and closed at a 10 percent discount. At the end of the fiscal year, the Fund had net assets in excess of $63 million.

PORTFOLIO STRUCTURE

Long-term investments were diversified among 13 municipal sectors and 40 separate credits. The three largest municipal sectors -- mortgage revenue single family, refunded and transportation -- represented 44 percent of net assets. The average maturity and call protection of the Fund's long-term holdings was 18 and 8 years, respectively. Bonds rated lower than "A" were reduced from 35 to 23 percent of the portfolio. The credit quality ratings of the Fund's long-term portfolio are summarized below:

                                    Moody's or Standard & Poor's Ratings           Percent
                             -------------------------------------------------------------
                             Aaa or AAA........................................       40%
                             Aa or AA..........................................       19
                             A or A............................................       18
                             Baa or BBB........................................       15
                             Not Rated.........................................        8
                                                                                      --
                                                                                     100%
                                                                                      --

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's previous interest rate moves have improved bond market expectations. The decreasing supply of new issues combined with significant maturities and calls for redemption should continue to be positive for the municipal market. However, tax-reduction proposals may continue to receive publicity and cloud the outlook for tax-exempt bonds. With long-term municipals yielding more than 90 percent of the yield on Treasuries, the market has begun the process of discounting the risk that a flat tax will eventually become law.

MUNICIPAL INCOME TRUST III

Among the factors that will determine the Fund's future dividend level are changes in market yields and the sale or redemption of older, higher-yielding portfolio holdings. Even at present market levels, the Fund cannot replace the tax-free income attributable to many investments purchased more than five years ago.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchase in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal year ended August 31, 1995, TFC purchased 112,900 shares of common stock at a weighted average market discount of 10.71 percent.

We appreciate your ongoing support of Municipal Income Trust III and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ C. FIUMEFREDDO
-------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME TRUST III

PORTFOLIO OF INVESTMENTS August 31, 1995

PRINCIPAL
AMOUNT IN                                                                                   COUPON     MATURITY
THOUSANDS                                                                                    RATE        DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (95.9%)
              General Obligation (9.4%)
 $ 1,050      Moulton-Niguel Water District, California, Refg 1993 (MBIA)...............     5.00 %     09/01/19     $   918,551
   1,500      Massachusetts, 1995 Ser B (AMBAC).........................................     5.50       07/01/14       1,428,915
              New York City, New York,
   1,000       1995 Ser D (MBIA)........................................................     6.20       02/01/07       1,090,630
     500       1989 Ser C...............................................................     6.50       08/15/08         503,385
   1,000      New York State, Refg Ser 1995 B...........................................     5.70       08/15/10       1,011,190
   1,000      Washington, Ser A.........................................................     5.80       09/01/08       1,030,370
 -------                                                                                                               ---------
   6,050                                                                                                               5,983,041
 -------                                                                                                               ---------
              Educational Facilities Revenue (4.1%)
   1,000      Massachusetts Health & Educational Facilities Authority, Boston College
              Ser K.....................................................................     5.25       06/01/18         913,240
     900      New Jersey Economic Development Authority, Educational Testing Service
               Ser 1995 A (MBIA)........................................................     5.90       05/15/15         901,404
     750      West Virginia School Building Authority, Cap Impr Ser 1991 A..............     6.75       07/01/15         782,753
 -------                                                                                                               ---------
   2,650                                                                                                               2,597,397
 -------                                                                                                               ---------
              Electric Revenue (7.4%)
   1,000      Sacramento Municipal Utility District, California, Refg Ser I (MBIA)......     5.75       01/01/15         980,480
   4,000      San Antonio, Texas, Electric & Gas Refg Ser 1994 C........................     4.70       02/01/06       3,733,760
 -------                                                                                                               ---------
   5,000                                                                                                               4,714,240
 -------                                                                                                               ---------
              Hospital Revenue (1.7%)
     905      Illinois Health Facilities Authority, Glen Oaks Medical Center Inc
               Refg 1990 Ser D..........................................................     9.50       11/15/15       1,060,198
 -------                                                                                                               ---------
              Industrial Development/Pollution Control Revenue (7.3%)
     500      Illinois Development Finance Authority, Church Road Partnership II
               Ser 1989 (AMT)...........................................................     7.875      09/01/14         530,705
   2,000      New York State Energy Research & Development Authority,
               New York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA)...............     6.15       07/01/26       2,013,160
   2,005      Alliance Airport Authority, Texas, American Airlines Inc Ser 1990 (AMT)...     7.50       12/01/29       2,104,388
 -------                                                                                                               ---------
   4,505                                                                                                               4,648,253
 -------                                                                                                               ---------
              Mortgage Revenue - Multi-Family (1.6%)
   1,000      Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC).....     6.60       07/01/14       1,027,120
 -------                                                                                                               ---------
              Mortgage Revenue - Single Family (17.5%)
   2,000      Alaska Housing Finance Corporation, 1993 1st Ser..........................     5.90       12/01/33       1,890,100
     445      Colorado Housing Finance Authority, Ser A-2 (AMT).........................     8.25       08/01/20         473,093
     255      Hawaii Housing Finance & Development Corporation, Purchase Ser 1989 A
                (AMT) ..................................................................     7.80       07/01/29         267,572
   1,665      Idaho Housing Agency, Ser 1988 D-2 (AMT)..................................     8.25       01/01/20       1,828,353
   3,351      Saint Tammany Public Trust Financing Authority, Louisiana, Refg Ser 1990
              B.........................................................................     7.25       07/25/11       3,577,184
   1,000      Maine Housing Authority, Purchase Ser 1990 A-4 (AMT)......................     6.40       11/15/23         990,850

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

PRINCIPAL
AMOUNT IN                                                                                   COUPON     MATURITY
THOUSANDS                                                                                    RATE        DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              Massachusetts Housing Finance Agency, Residential
 $   495       Ser 1989 A (AMT).........................................................     8.10 %     08/01/09     $   526,482
     165       Ser 1989 A (AMT).........................................................     8.20       08/01/27         175,465
              Utah Housing Finance Agency,
     535       Ser 1991 Issue A-2 (AMT).................................................     7.75       01/01/23         570,770
     795       Ser 1991 Issue B-2 (AMT).................................................     7.75       01/01/23         844,044
 -------                                                                                                               ---------
  10,706                                                                                                              11,143,913
 -------                                                                                                               ---------
              Nursing & Health Related Facilities Revenue (7.4%)
              Vista, California, Long-Term Care Foundation of America
   2,048       Ser 1994 A COPs (a)......................................................     8.50       01/01/20       1,637,792
     252       Ser 1994 B COPs (a)......................................................     0.00       01/01/20           2,523
   1,000      Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990..............................    10.25       01/01/20       1,015,590
   2,000      Lexington-Fayette Urban County Government, Kentucky, AHF/Kentucky-Iowa Inc
               Ser 1990.................................................................    10.25       01/01/20       2,031,180
 -------                                                                                                               ---------
   5,300                                                                                                               4,687,085
 -------                                                                                                               ---------
              Public Facilities Revenue (1.50%)
   1,000      Pasadena, California, Refg & Cap 1992 COPs................................     5.75       01/01/13         952,500
 -------                                                                                                               ---------
              Resource Recovery Revenue (4.2%)
   2,500      Cambria County Industrial Development Authority, Pennsylvania, Cambria
               Cogen Co Ser 1989 F-2 (AMT)..............................................     7.75       09/01/19       2,663,550
 -------                                                                                                               ---------
              Transportation Facilities Revenue (10.3%)
   2,380      Southwestern Development Authority, Illinois, Tri-City Regional Port
               District
               Ser 1989 A (AMT) (a).....................................................     7.90       07/01/14       2,604,720
   2,000      Kentucky Turnpike Authority, Economic Development Road Revitalization Refg
               Ser 1995 (AMBAC).........................................................     5.625      07/01/15       1,949,660
   2,000      Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) (WI)............     6.125      11/15/25       1,990,220
 -------                                                                                                               ---------
   6,380                                                                                                               6,544,600
 -------                                                                                                               ---------
              Water & Sewer Revenue (6.9%)
   1,000      Chicago, Illinois, Wastewater Ser 1994 (MBIA).............................     6.375      01/01/24       1,023,800
     500      Massachusetts Water Pollution Abatement Trust, Pool Loan Ser 2............     5.70       02/01/12         496,810
   1,500      Massachusetts Water Resources Authority, 1993 Ser C.......................     5.25       12/01/20       1,340,205
   1,090      Erie County Water Authority, New York, 4th Resolution Refg Ser 1992
              (AMBAC)...................................................................     0.00       12/01/17         220,027
   1,300      Ohio Water Development Authority, Water Pollution Control Ser 1995
              (MBIA)....................................................................     5.75       12/01/17       1,282,190
 -------                                                                                                               ---------
   5,390                                                                                                               4,363,032
 -------                                                                                                               ---------
              Refunded (16.6%)
   2,400      District of Columbia, Ser 1990 B (FSA)....................................     7.50       06/01/10       2,746,776
   1,100      Montgomery County Higher Education & Health Authority, Pennsylvania,
               Frankford Hospital Ser 1986..............................................     7.875      01/01/19       1,174,679

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

PRINCIPAL
AMOUNT IN                                                                                   COUPON     MATURITY
THOUSANDS                                                                                    RATE        DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
 $ 2,750      Florence County Public Facilities Corporation, South Carolina, Law
               Enforcement & Civic Center 1990 COPs (AMBAC).............................     7.60 %     03/01/14     $ 3,119,902
   3,000      Washington Public Power Supply System, Nuclear Proj #2 Refg Ser 1990 C....     7.625      07/01/10       3,477,870
 -------                                                                                                               ---------
   9,250                                                                                                              10,519,227
 -------                                                                                                               ---------
  60,636      TOTAL MUNICIPAL BONDS (Identified Cost $58,023,387)...............................................      60,904,156
 -------                                                                                                               ---------
              SHORT-TERM MUNICIPAL OBLIGATIONS (5.8%)
   1,700      East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1993 (Demand
              09/01/95).................................................................     3.30*      03/01/22       1,700,000
   2,000      New York City Municipal Water Finance Authority, New York, 1993 Ser C
               (FGIC) (Demand 09/01/95).................................................     3.35*      06/15/22       2,000,000
 -------                                                                                                               ---------
   3,700      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $3,700,000)...............................       3,700,000
 -------
                                                                                                                       ---------
 $64,336      TOTAL INVESTMENTS (Identified Cost $61,723,387) (b).................................        101.7%      64,604,156
 -------
 -------
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS......................................         (1.7)      (1,089,138)
                                                                                                            ----       ---------
              NET ASSETS..........................................................................        100.0%     $63,515,018
                                                                                                            ----       ---------
                                                                                                            ----       ---------

---------------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
 WI    Security purchased on a when issued basis.
 *     Current coupon of variable rate security.
 (a)   Resale is restricted to qualified institutional investors.
 (b) The aggregate cost for federal income tax purposes is $61,723,387; the aggregate gross unrealized appreciation is $3,354,903 and the aggregate gross unrealized depreciation is $474,134, resulting in net unrealized appreciation of $2,880,769.

Bond Insurance:
    AMBAC    AMBAC Indemnity Corporation.
     FGIC    Financial Guaranty Insurance Company.
     FSA     Financial Security Assurance Inc.
     MBIA    Municipal Bond Investors Assurance Corporation.

 ------------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS
              Based on Market Value as a Percentage of Net Assets
                                August 31, 1995

  Alaska............   3.0%
  California........   7.1
  Colorado..........   0.8
  District of
   Columbia.........   4.3
  Hawaii............   0.4
  Idaho.............   2.9
  Illinois..........   8.2
  Iowa..............   1.6
  Kentucky..........   6.3%
  Louisiana.........   8.3
  Maine.............   1.6
  Massachusetts.....   9.3
  New Jersey........   1.4
  New York..........  10.8
  Ohio..............   2.0
  Pennsylvania......   6.0
  South Carolina....   4.9%
  Texas.............  12.3
  Utah..............   2.2
  Washington........   7.1
  West Virginia.....   1.2
                     ----
  Total............. 101.7%
                      ----
                      ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995
ASSETS:
Investments in securities, at value
 (identified cost $61,723,387).........................................    $64,604,156
Cash...................................................................          8,263
Interest receivable....................................................        916,356
Prepaid expenses and other assets......................................          7,151
                                                                             ---------
    TOTAL ASSETS.......................................................     65,535,926
                                                                             ---------
LIABILITIES:
Payable for:
    Investments purchased..............................................      1,935,313
    Investment advisory fee............................................         23,443
    Administration fee.................................................         14,652
Accrued expenses and other payables....................................         47,500
                                                                             ---------
    TOTAL LIABILITIES..................................................      2,020,908
                                                                             ---------
NET ASSETS:
Paid-in-capital........................................................     59,491,314
Net unrealized appreciation............................................      2,880,769
Accumulated undistributed net investment income........................        928,751
Accumulated undistributed net realized gain............................        214,184
                                                                             ---------
    NET ASSETS.........................................................    $63,515,018
                                                                             ---------
                                                                             ---------
NET ASSET VALUE PER SHARE, 6,409,786 shares outstanding
 (unlimited shares authorized of $.01 par value).......................          $9.91
                                                                                  ----
                                                                                  ----

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

STATEMENT OF OPERATIONS
For the year ended August 31, 1995
NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $4,468,831
                                                                            ----------
EXPENSES
Investment advisory fee.................................................       249,483
Administration fee......................................................       155,927
Professional fees.......................................................        75,318
Shareholder reports and notices.........................................        31,115
Transfer agent fees and expenses........................................        26,682
Trustees' fees and expenses.............................................        20,792
Registration fees.......................................................        16,539
Organizational expenses.................................................           838
Other...................................................................         9,635
                                                                            ----------
    TOTAL EXPENSES......................................................       586,329
                                                                            ----------
    NET INVESTMENT INCOME...............................................     3,882,502
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.......................................................       214,184
Net change in unrealized appreciation...................................       322,955
                                                                            ----------
    NET GAIN............................................................       537,139
                                                                            ----------
NET INCREASE............................................................    $4,419,641
                                                                            ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE             FOR THE
                                                          YEAR                YEAR
                                                          ENDED               ENDED
                                                       AUGUST 31,          AUGUST 31,
                                                          1995                1994
    ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income............................      $ 3,882,502         $ 3,937,126
Net realized gain................................          214,184             476,511
Net change in unrealized appreciation............          322,955          (2,159,202)
                                                       -----------         -----------
    NET INCREASE.................................        4,419,641           2,254,435
                                                       -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income............................       (3,484,365)         (3,732,458)
Net realized gain................................         (476,509)           (172,434)
                                                       -----------         -----------
    TOTAL........................................       (3,960,874)         (3,904,892)
                                                       -----------         -----------
Net decrease from transactions in shares of
 beneficial interest.............................         (955,047)           (989,071)
                                                       -----------         -----------
    TOTAL DECREASE...............................         (496,280)         (2,639,528)
NET ASSETS:
Beginning of period..............................       64,011,298          66,650,826
                                                       -----------         -----------
    END OF PERIOD
    (Including undistributed net investment
    income of $928,751 and $530,612,
    respectively)................................      $63,515,018         $64,011,298
                                                         ---------           ---------
                                                         ---------           ---------

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

NOTES TO FINANCIAL STATEMENTS August 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized as a Massachusetts business trust on June 26, 1989 and commenced operations on October 5, 1989.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MUNICIPAL INCOME TRUST III

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Adviser") paid and was reimbursed by the Fund organizational expenses in the amount of $45,000, which were fully amortized as of October 5, 1994.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays its Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's average weekly net assets: 0.40% to the portion of the Fund's average weekly net assets not exceeding $250 million and 0.30% to the portion of the Fund's average weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's average weekly net assets: 0.25% to the portion of the Fund's average weekly net assets not exceeding $250 million; 0.20% to the portion of the Fund's average weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% to the portion of the Fund's average weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of the Fund's average weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1995 aggregated $12,961,565 and $15,289,704, respectively.

MUNICIPAL INCOME TRUST III

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At August 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $5,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                  CAPITAL PAID
                                                                                                   PAR VALUE      IN EXCESS OF
                                                                                      SHARES       OF SHARES       PAR VALUE
                                                                                     ---------     ----------     ------------
Balance, August 31, 1993.........................................................    6,632,086      $ 66,321      $61,369,111
Treasury shares purchased and retired (weighted average discount 7.82%)*.........     (109,400)       (1,094)        (987,977)
                                                                                     ---------       -------      -----------
Balance, August 31, 1994.........................................................    6,522,686        65,227       60,381,134
Treasury shares purchased and retired (weighted average discount 10.71%)*........     (112,900)       (1,129)        (953,918)
                                                                                     ---------       -------      -----------
Balance, August 31, 1995.........................................................    6,409,786      $ 64,098      $59,427,216
                                                                                     =========       =======      ===========

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS

The Fund has declared the following dividends from net investment income:

    DECLARATION         AMOUNT             RECORD                PAYABLE
       DATE            PER SHARE            DATE                  DATE
-------------------    ---------     ------------------    -------------------
  August 29, 1995       $ 0.045      September 8, 1995     September 22, 1995
September 27, 1995      $ 0.045       October 6, 1995       October 20, 1995

7. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

                                                                                QUARTERS ENDED
                                             ------------------------------------------------------------------------------------
                                                  8/31/95               5/31/95              2/28/95**             11/30/94**
                                             -----------------     -----------------     -----------------     ------------------
                                                         PER                   PER                   PER                    PER
                                             TOTAL*     SHARE      TOTAL*     SHARE      TOTAL*     SHARE      TOTAL*      SHARE
                                             ------     ------     ------     ------     ------     ------     -------     ------
Total investment income..................    $1,173     $ 0.18     $1,142     $ 0.18     $1,040     $ 0.16     $ 1,114     $ 0.17
Net investment income....................     1,027       0.16        985       0.15        901       0.14         970       0.15
Net realized and unrealized gain
 (loss)..................................      (179)     (0.03)       981       0.15      3,080       0.48      (3,345)     (0.49)

                                                                                QUARTERS ENDED
                                             ------------------------------------------------------------------------------------
                                                  8/31/94               5/31/94               2/28/94               11/30/93
                                             -----------------     -----------------     -----------------     ------------------
                                                         PER                   PER                   PER                    PER
                                             TOTAL*     SHARE      TOTAL*     SHARE      TOTAL*     SHARE      TOTAL*      SHARE
                                             ------     ------     ------     ------     ------     ------     -------     ------
Total investment income..................    $  996     $ 0.15     $1,216     $ 0.18     $1,137     $ 0.17     $ 1,200     $ 0.18
Net investment income....................       843       0.13      1,065       0.16        994       0.15       1,035       0.16
Net realized and unrealized gain
 (loss)..................................       237       0.04     (2,170)     (0.32)      (300)     (0.05)        551       0.08

---------------------
 * Amounts in thousands.

** Restated.

MUNICIPAL INCOME TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                       FOR THE YEAR ENDED AUGUST 31*
                                                                               ---------------------------------------------
                                                                           1995        1994        1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value,
 beginning of period..................................................    $ 9.81      $10.05      $ 9.80      $ 9.60      $ 9.32
                                                                           -----       -----       -----       -----       -----
Net investment income.................................................      0.60        0.60        0.63        0.62        0.68
Net realized and unrealized gain (loss)...............................      0.11       (0.25)       0.26        0.28        0.30
                                                                           -----       -----       -----       -----       -----
Total from investment operations......................................      0.71        0.35        0.89        0.90        0.98
                                                                           -----       -----       -----       -----       -----
Less dividends and distributions from:
 Net investment income................................................     (0.54)      (0.56)      (0.60)      (0.64)      (0.66)
 Net realized gain....................................................     (0.07)      (0.03)      (0.04)      (0.06)      (0.04)
                                                                           -----       -----       -----       -----       -----
Total dividends and distributions.....................................     (0.61)      (0.59)      (0.64)      (0.70)      (0.70)
                                                                           -----       -----       -----       -----       -----
Net asset value, end of period........................................    $ 9.91      $ 9.81      $10.05      $ 9.80      $ 9.60
                                                                           -----       -----       -----       -----       -----
                                                                           -----       -----       -----       -----       -----
Market value, end of period...........................................    $8.875      $ 9.00      $10.25      $ 9.75      $9.625
                                                                           -----       -----       -----       -----       -----
                                                                           -----       -----       -----       -----       -----
TOTAL INVESTMENT RETURN+..............................................      5.71%     (6.60)%      12.27%       8.73%      20.38%
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................      0.94%       0.93%       0.98%       1.00%       1.02%
Net investment income.................................................      6.24%       5.99%       6.37%       6.38%       7.20%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................    $63,515     $64,011     $66,651     $65,024     $63,565
Portfolio turnover rate...............................................        22%         23%          2%          8%         40%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MUNICIPAL INCOME TRUST III

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Income Trust III (the "Fund") at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 10, 1995

      --------------------------------------------------------------------

                      1995 FEDERAL TAX NOTICE (unaudited)

         During the year ended August 31, 1995, the Fund paid to shareholders $0.54 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended August 31, 1995, the Fund paid to shareholders $0.06 per share from long-term capital gains.

MUNICIPAL INCOME TRUST III

RESULTS OF ANNUAL MEETING (unaudited)

On June 22, 1995, an annual meeting of shareholders of the Fund was held for the purpose of voting on three separate matters, the results of which were as follows:

ELECTION OF TRUSTEES:

Jack F. Bennett

                                  Vote:                                     No. of Shares
--------------------------------------------------------------------------  -------------
     For..................................................................    5,016,695
     Withheld.............................................................      159,491

Michael Bozic

                                  Vote:                                     No. of Shares
--------------------------------------------------------------------------  -------------
     For..................................................................    5,012,637
     Withheld.............................................................      163,549

Charles A. Fiumefreddo

                                  Vote:                                     No. of Shares
--------------------------------------------------------------------------  -------------
     For..................................................................    5,013,348
     Withheld.............................................................      162,838

INVESTMENT ADVISORY AGREEMENT:

                                  Vote:                                     No. of Shares
--------------------------------------------------------------------------  -------------
     For..................................................................     4,850,487
     Against..............................................................       100,038
     Abstain..............................................................       225,661

RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

                                  Vote:                                     No. of Shares
--------------------------------------------------------------------------  -------------
     For..................................................................     4,957,856
     Against..............................................................        52,693
     Abstain..............................................................       165,637

TRUSTEES
------------------------------------
Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

INVESTMENT ADVISER
------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048


MUNICIPAL
INCOME
TRUST III


ANNUAL REPORT
AUGUST 31, 1995